Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Renewable Energy Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Pipelines [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Bottom of Range [Member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range [Member] | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Bottom of Range [Member] | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of Range [Member] | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	2 years
Bottom of Range [Member] | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Bottom of Range [Member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range [Member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of Range [Member] | Fuel Oil /Coal - Fired Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Bottom of Range [Member] | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Top of Range [Member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range [Member] | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	65 years
Top of Range [Member] | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Top of Range [Member] | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	35 years
Top of Range [Member] | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Top of Range [Member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	65 years
Top of Range [Member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years
Top of Range [Member] | Fuel Oil /Coal - Fired Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years
Top of Range [Member] | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful lives	25 years